Deferred revenue (Details 2) (Unearned storage fees) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Analysis of unearned storage fees
Balance at beginning of year	$ 97,824	608,115	361,034	199,470
Deferred revenue arising from new customers	78,067	485,290	376,536	260,531
Credited to income	(26,808)	(166,649)	(129,455)	(98,967)
Balance at end of year	$ 149,083	926,756	608,115	361,034